Cover	Aug. 19, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2021
Entity File Number	001-40567
Entity Registrant Name	SHELTER ACQUISITION CORPORATION I
Entity Central Index Key	0001844908
Entity Tax Identification Number	86-1273121
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6 Midland Street #1726
Entity Address, City or Town	Quogue
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11959
City Area Code	(631)
Local Phone Number	553-2164
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-half of one redeemable warrant
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-half of one redeemable warrant
Trading Symbol	SHQAU
Security Exchange Name	NASDAQ
Class A common stock included as part of the units
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A common stock included as part of the units
Trading Symbol	SHQA
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	SHQAW
Security Exchange Name	NASDAQ